Page 1 of 6

                     File Nos. 33-6196 and 811-4695




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

                        Pre-Effective Amendment No.                 [   ]

                     Post-Effective Amendment No.   16              [ X ]

                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]


                            Amendment No.  16                        [ X ]


                  (Check appropriate box or boxes)

                     DREYFUS GLOBAL GROWTH FUND
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)


_____ on ____(Date)______  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485


Registrant has registered an indefinite number of shares of its Limited Partnership Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed February 26, 1997.
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               REGISTRATION STATEMENT NOS. 33-6196 AND 811-4695

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS GLOBAL GROWTH FUND

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Mark N. Jacobs, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166


D. Title and amount of Securities being registered (number of shares or other units):



           58,580 Shares                                (See Note Below)


E. Proposed aggregate offering price to the public of the securities being registered:


       $330,003 (Determined on the basis of the closing price on July 9, 1997 i.e. $40.01 per share (See Note Below))


F. Amount of filing fee, computed at one thirty-third of one percent of the proposed maximum aggregate offering price to the public:


             $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2
                                                                   Aggregate
                                                                Offering Price


       Total Shares Registered:           58,580 X $40.01 =       $2,343,786



       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1996:           50,332 X $40.01 =       $2,013,783
                                           8,248 X $40.01 =       $  330,003

       Fee at 1/33 of 1%                                          $      100


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                     CONSENT OF STROOCK & STROOCK & LAVAN LLP




    The Consent of Stroock & Stroock & Lavan LLP, counsel to the Registrant, has been included in their Opinion filed as Exhibit 10 to this Amendment to the Registration Statement.

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                                SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of July, 1997.


                            DREYFUS GLOBAL GROWTH FUND

                            BY: /s/ Marie E. Connolly*
                                MARIE E. CONNOLLY, PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                      TITLE


/s/ Marie E. Connolly*         President and Treasurer
Marie E. Connolly              (Principal Executive, Financial
                                  and Accounting Officer)

/s/ Joseph S. DiMartino*       Chairman of the Board
Joseph S. DiMartino

/s/ Gordon J. Davis*           Trustee
Gordon J. Davis

/s/ David P. Feldman*          Trustee
David P. Feldman

/s/ Lynn Martin*               Trustee
Lynn Martin

/s/ Daniel Rose*               Trustee
Daniel Rose

/s/ Philip L. Toia*            Trustee
Philip L. Toia

/s/ Sander Vanocur*            Trustee
Sander Vanocur

/s/ Anne Wexler*               Trustee
Anne Wexler

/s/ Rex Wilder*                Trustee
Rex Wilder



*BY: /s/ Elizabeth A. Keeley
     Elizabeth A. Keeley, Attorney-in-Fact